Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001105446
Calvert U.S. Large Cap Growth Responsible Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Calvert U.S. Large Cap Growth Responsible Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of the Calvert U.S. Large Cap Growth Responsible Index (the “Index”), which measures the investment return of large-capitalization stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 46 and “Reduced Sales Charges” on page 48 of this Prospectus, and under “Method of Distribution” on page 23 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance.  The Fund’s portfolio turnover is not available because the Fund has not been operating for one year.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 46 and “Reduced Sales Charges” on page 48 of this Prospectus, and under “Method of Distribution” on page 23 of the Fund’s Statement of Additional Information (“SAI”).

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” are based on estimated amounts for the fiscal year ended September 30, 2015. Actual expense may differ from estimates.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 ($100,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
•	your investment has a 5% return each year;
•	the Fund’s operating expenses remain the same; and
•	any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days’ notice before changing this policy.

Calvert U.S. Large Cap Growth Responsible Index.  The Index is composed of companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment (the “Calvert Principles”) and are selected from the universe of companies included in the S-Network U.S. Equity Large Cap 1000 Index. The S-Network U.S. Equity Large Cap 1000 Index is a capitalization-weighted, float-adjusted equity index designed to serve as an equity benchmark for large cap stocks that are traded in the U.S. markets. Securities of companies in the S-Network U.S. Equity Large Cap 1000 Index that operate their businesses in a manner that is consistent with the Calvert Principles are scored and ranked for growth factors to determine placement and weight in the Index. As of November 30, 2016, the Index included 488 companies, and the market capitalization ranged from $935.2 million to $589.7 billion with a weighted average market capitalization of $143.5 billion. The number of companies in the Index will change over time due to company mergers or changes resulting from CRM’s evaluation of an issuer’s conduct relative to the responsible investment principles. The Index is reconstituted semi-annually and is rebalanced quarterly.

Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest to a limited extent in stock futures contracts, or other registered investment companies.

The Fund uses a replication method of indexing. If assets should ever decline to below $5 million, it may use the sampling method. The replication method involves holding every security in the Calvert Index in about the same proportion as the Index. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.

Although index funds by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

Growth Investing. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow or other similar criteria.  These stocks typically have low dividend yields and above-average prices in relation to measures such as earnings and book value.

Responsible Investing. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days’ notice before changing this policy.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible it will not be able to match the performance of the index exactly.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts may not provide an effective hedge of the underlying securities or indexes because changes in the prices of futures contracts may not track those of the securities or indexes that they are intended to hedge.

Investments in Other Investment Companies. The risks of investing in other investment companies typically reflect the risks of the types of securities in which those investment companies invest. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s ESG performance, or the Adviser’s assessment of such performance, may change over time, which could cause the Fund to temporarily hold investments that do not comply with the Fund’s responsible investment criteria.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had less than a full calendar year of investment operations as of February 1, 2016, no performance information is presented for the Fund at this time.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had less than a full calendar year of investment operations as of February 1, 2016, no performance information is presented for the Fund at this time.
Calvert U.S. Large Cap Growth Responsible Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.27%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	7.30%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	7.82%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.25%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.57%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 530
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,139
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	530
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,139
Calvert U.S. Large Cap Growth Responsible Index Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.27%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	65.99%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	67.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(65.94%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.32%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 234
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,171
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	134
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,171
Calvert U.S. Large Cap Growth Responsible Index Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.27%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	9.72%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	9.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.67%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.32%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 33
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	673
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	33
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 673
Calvert U.S. Large Cap Growth Responsible Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.27%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	7.01%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	7.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.06%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.22%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 225
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	4,543
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	225
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 4,543

[1]	Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder's fee has been paid are subject to a one-year contingent deferred sales charge of 0.25%.
[2]	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
[3]	"Other expenses" are based on estimated amounts for the fiscal year ended September 30, 2015. Actual expense may differ from estimates.
[4]	Calvert Research and Management ("CRM") has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 0.57%, 1.32%, 0.32% and 0.22% for Class A, Class C, Class Y and Class I, respectively. This expense reimbursement will continue through January 31, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Directors. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year. The contractual administrative fee is 0.12%. CRM has agreed to contractually waive 0.12% of the administrative fee through January 31, 2018.
[5]	Applies to redemptions of Class C shares within one year of purchase.